Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commissions	$ 475,792	$ 517,828	$ 474,466
Vessel operating expenses	305,150	347,363	399,665
Other general and administrative expenses	2,000,000	$ 2,000,000	1,900,000
Net loss/(gain) on sale of vessels	$ 77,022		$ 76,183